Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Number of ordinary shares and protected ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021		$ 585,548	$ (237,585)	$ (1,095)	$ 346,868
Balance, shares at Dec. 31, 2021	36,761,108
Share-based compensation		72,029	0	0	72,029
Exercise of share options, vested RSUs and ESPP		7,447	0	0	7,447
Exercise of share options, vested RSUs and ESPP (shares)	776,455
Cumulative effect of adopting ASU 2020-06		(99,190)	21,033	0	(78,157)
Net income (loss)		0	(71,487)	0	(71,487)
Other comprehensive income, net		0	0	(10,968)	(10,968)
Balance at Dec. 31, 2022		565,834	(288,039)	(12,063)	265,732
Balance, shares at Dec. 31, 2022	37,537,563
Share-based compensation		68,698	0	0	68,698
Exercise of share options, vested RSUs and ESPP		6,314	0	0	6,314
Exercise of share options, vested RSUs and ESPP (shares)	1,116,395
Net income (loss)		0	3,681	0	3,681
Other comprehensive income, net		0	0	11,349	11,349
Balance at Dec. 31, 2023		640,846	(284,358)	(714)	355,774
Balance, shares at Dec. 31, 2023	38,653,958
Share-based compensation		73,672	0	0	73,672
Exercise of share options, vested RSUs and ESPP		6,821	0	0	$ 6,821
Exercise of share options, vested RSUs and ESPP (shares)	1,329,573				332,461
Repurchases of ordinary shares		0	(100,081)	0	$ (100,081)
Repurchases of ordinary shares (shares)	(4,139,417)
Equity award assumed for acquisition		649	0	0	649
Deferred Tax Asset related to Capped Call Transaction		5,188	0	0	5,188
Net income (loss)		0	18,246	0	18,246
Other comprehensive income, net		0	0	2,381	2,381
Balance at Dec. 31, 2024		$ 727,176	$ (366,193)	$ 1,667	$ 362,650
Balance, shares at Dec. 31, 2024	35,844,114